Silk Invest New Horizons Frontier Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
COMMON STOCKS — 90.82% Shares Fair Value
Bangladesh — 6.92%
BRAC Bank Ltd. 1,348,431 $ 789,829
GrameenPhone Ltd. 143,000 554,304
1,344,133
Egypt — 9.59%
Edita Food Industries S.A.E. 352,000 144,540
EFG-Hermes Holding Co.
(a)
675,150 651,062
Ibnsina Pharma S.A.E.
(a)
2,100,000 333,694
Integrated Diagnostics Holdings PLC 110,000 130,979
Taaleem Management Services Co., S.A.E.
(a)
650,000 138,650
Telecom Egypt Co. 271,540 259,214
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co.
(a)
1,938,589 204,274
1,862,413
Kazakhstan — 0.72%
Kapsi.kz JSC 2,800 138,888
Kenya — 8.58%
Centum Investment Co. Ltd.
(b)
2,590,670 272,512
Equity Group Holdings Ltd.
(a)
1,050,000 460,967
KCB Group Ltd. 1,085,000 415,494
Safaricom Ltd. 1,749,029 517,547
1,666,520
Morocco — 2.61%
Douja Promotion Groupe Addoha SA
(a)
439,000 325,611
Residences Dar Saada
(a)
62,000 170,964
Travaux Generaux de Construction
(a)
557 9,146
505,721
Nigeria — 24.41%
Access Bank PLC 45,550,000 1,068,219
Guaranty Trust Holding Co., PLC 9,527,752 511,442
Lafarge Africa PLC
(b)
16,730,000 953,701
MTN Nigeria Communications PLC 2,750,000 1,410,402
Zenith Bank PLC 14,769,452 793,289
4,737,053
Pakistan — 6.71%
MCB Bank Ltd. 313,500 248,853
Meezan Bank Ltd. 308,200 219,504
Nishat Mills Ltd. 664,500 310,080
Systems Ltd. 253,840 524,100
1,302,537

Silk Invest New Horizons Frontier Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
COMMON STOCKS — 90.82% - continued Shares Fair Value
United Arab Emirates — 10.84%
Aramex PJSC 610,000 $ 620,375
Emaar Properties PJSC 914,000 1,484,672
2,105,047
United Kingdom — 2.76%
Airtel Africa PLC 293,000 534,880
Vietnam — 17.68%
Phu Nhuan Jewelry JSC 24,500 118,220
SSI Securities Corp. 395,969 724,041
Vietnam Dairy Products JSC 58,500 206,698
Vietnam Prosperity JSC Bank
(a)
528,293 855,757
Vincom Retail JSC
(a)
341,500 497,669
Vinh Hoan Corp 127,300 526,100
Vinhomes JSC
(a)
152,410 503,813
3,432,298
Total Common Stocks (Cost $15,795,328) 17,629,490
EXCHANGE-TRADED FUNDS — 4.32%
Vietnam — 4.32%
VFMVN DIAMOND ETF 638,000 839,430
Total Exchange-Traded Funds (Cost $408,989) 839,430
MONEY MARKET FUNDS - 2.03%
First American Government Obligations Fund, Class X, 0.19%
(c)
393,464 393,464
Total Money Market Funds (Cost $393,464) 393,464
Total Investments — 97.17% (Cost $16,597,781) 18,862,384
Other Assets in Excess of Liabilities — 2.83% 549,834
NET ASSETS — 100.00% $ 19,412,218
(a) Non-income producing security.
(b) All or a portion of this security has been deemed illiquid by the Adviser. The total fai r value of these securities as of March 31, 2022 was $208,103, representing 1.44% of net assets.
(c) Rate disclosed is the seven day effective yield as of March 31, 2022.
ETF - Exchange-Traded Fund